EQUITY (Details Narrative) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions			3 Months Ended				6 Months Ended	12 Months Ended
	Mar. 31, 2024 ₪ / shares shares	Feb. 18, 2021 shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 ILS (₪) shares	Mar. 31, 2021 $ / shares shares	Mar. 31, 2021 ₪ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Feb. 28, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Stock issued during period, shares, reverse stock splits	11.4372
Sale of stock, price per share | ₪ / shares	₪ 0.00286
Convertible preferred stock, shares issued upon conversion											467,571
Shares issued			42,735								1,565,000
Marketing expense | $							$ 180		$ 269
Business acquisition description			the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued	the Company completed a financing round through a private placement and a public offering. As part of the public offering, the Company issued	the Company completed an IPO of its securities on the TASE and issued to the public	the Company completed an IPO of its securities on the TASE and issued to the public
Stock issued during period, shares, new issues					33,754	33,754
Stock option exercise price | $ / shares			$ 9.1
Payments of stock issuance costs								$ 1,700	8,400	₪ 27.4
Payments of debt issuance costs			$ 1,700	₪ 5.7					600	₪ 1.9
Shares issued price per share | $ / shares			$ 8.74
Stock issued during period, shares, issued for services			8.74	8.74
Proceeds from issuance or sale of equity			$ 29,000	₪ 96.0
Stock issued during period, value, new issues				₪ 0.5			$ 7,555	$ 27,870	7,645
Option One [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option exercise price | (per share)					$ 29.7	₪ 92.9
Option Two [Member]
Subsidiary, Sale of Stock [Line Items]
Stock option exercise price | (per share)					$ 44.6	₪ 139.5
Series Three [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share | $ / shares			$ 5.68
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants granted for acquisition of ordinary shares		6,230
Description of transaction		the Company, exercisable for a price per share at 120% of a the share price that would be determined at the IPO and for a period of five years
Payments of stock issuance costs | $									$ 600
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued			352,276
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion	18,881,400
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion	1,650,875